Note 11 - Deposits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

NOTE 11 Deposits

Deposits and their weighted average interest rates at December 31, 2021 and 2020 are summarized as follows:

	2021			2020
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$344,404	36.2%	0.00%	$239,587	30.1%
Interest checking	0.12	151,476	15.9	0.12	138,709	17.4
Savings accounts	0.06	119,517	12.6	0.06	100,209	12.6
Money market accounts	0.21	249,089	26.2	0.25	214,300	27.0
		864,486	90.9		692,805	87.1
Certificates by rate:
0-0.99%		74,481	7.8		56,001	7.0
1-1.99%		4,357	0.5		20,613	2.6
2-2.99%		6,316	0.7		21,973	2.8
3-3.99%		1,026	0.1		3,812	0.5
Total certificates	0.53	86,180	9.1	1.14	102,399	12.9
Total deposits	0.13	$950,666	100.0%	0.25	$795,204	100.0%

At December 31, 2021 and 2020, the Company had $393.7 million and $269.3 million, respectively, of deposit accounts with balances of $250,000 or more and had no certificate accounts acquired through a broker.

Certificates had the following maturities at December 31, 2021 and 2020:

	2021		2020
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$35,007	0.68%	$37,165	1.24%
7-12 months	27,280	0.40	39,063	0.97
13-36 months	21,769	0.46	23,604	1.25
Over 36 months	2,124	0.66	2,567	1.21
	$86,180	0.53	$102,399	1.14

At December 31, 2021 and 2020, the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $33.2 million and $29.8 million, respectively, as collateral for certain deposits.

Interest expense on deposits is summarized as follows for the years ended December 31, 2021 and 2020:

(Dollars in thousands)	2021	2020
Checking accounts	$182	151
Savings accounts	69	65
Money market accounts	557	840
Certificate accounts	745	1,795
	$1,553	2,851